Other current assets (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Tax receivables, other than corporate income taxes	€ 687	€ 603		€ 564
Other receivables	567	735		627
Prepaid expenses	525	493		469
Interest rate derivatives measured at fair value (see Note D.20.)	0	4		30
Currency derivatives measured at fair value (see Note D.20.)	58	184		134
Other current financial assets	900	426		199
Total	€ 2,737	€ 2,445		€ 2,023
Escrow account, settlement | $			$ 315